CAPITAL AND FINANCIAL RISK MANAGEMENT - Credit Risk and Capital Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CAPITAL AND FINANCIAL RISK MANAGEMENT
Cash and cash equivalents	$ 321,897	$ 301,826	$ 632,978
Short- term investments	6,005	6,080
Additional lease obligations recognized upon transition to IFRS 16	116,828
Long-term debt	1,724,108	1,721,308
Total equity	5,111,514	4,550,012	$ 4,946,991
Credit Risk
CAPITAL AND FINANCIAL RISK MANAGEMENT
Cash and cash equivalents	321,897	301,826
Short- term investments	6,005	6,080
Trade receivables	8,320	10,055
Derivative financial instrument assets	9,519	180
Loan receivable	4,526
Total	350,267	318,141
Capital Risk
CAPITAL AND FINANCIAL RISK MANAGEMENT
Additional lease obligations recognized upon transition to IFRS 16	116,828	1,914
Long-term debt	1,724,108	1,721,308
Total equity	5,111,514	4,550,012
Total	$ 6,952,450	$ 6,273,234